Loan (Details) - CHF (SFr)		6 Months Ended
	Sep. 08, 2020	Jun. 30, 2021	Mar. 26, 2020
Disclosure Of Loan [Abstract]
Granted loan amount			SFr 50,000
Principal amount	SFr 1,500,000
Interest rate per annum	8.00%
Interest		SFr 8,348
Amortization transaction costs		SFr 162,546